Related Party Balance and Transactions	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Related Party Balance and Transactions [Abstract]
Related Party Balance and Transactions

(7) Related Party Balance and Transactions

During the six months ended March 31, 2026 and 2025, the Company’s related-party activity consisted of funds transfers with Shangzhao (“Cizar”) Hong.

As of March 31, 2026 and September 30, 2025, the outstanding balances due to related parties were as follows:

	2026	2025
	(Unaudited)	(Audited)
Shangzhao (“Cizar”) Hong – funds transfer	$18,016	$—

For the six months ended March 31, 2026 and 2025, the transactions with related parties were as follows:

	2026	2025
Shangzhao (“Cizar”) Hong – funds transfer	$18,016	$—

(8) Related Party Balance and Transactions

We had no other related party transactions during the years ended September 30, 2025, 2024 and 2023.

As of September 30, 2025, 2024 and 2023, the Company had no outstanding related-party balances.